INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Assets	$ 327,859,383	$ 301,181,596
Liabilities	294,696,465	269,661,180
Equity	33,162,918	31,520,416	$ 30,821,659	$ 39,471,647
Income	46,492,667	47,658,238	37,274,770
Expenses	44,301,190	45,481,122	32,405,637
Net income for the year	2,191,477	2,177,116	$ 4,869,133
Gas Natural de Lima y Callao S.A. - Calidda
Disclosure of associates [line items]
Assets	6,979,152	6,116,364
Liabilities	5,251,752	4,521,154
Equity	1,727,400	1,595,210
Income	3,647,158	3,832,676
Expenses	3,223,946	3,378,051
Net income for the year	423,212	454,625
Gases del Caribe S.A. E.S.P.
Disclosure of associates [line items]
Assets	4,578,075	4,066,193
Liabilities	3,417,111	2,974,633
Equity	1,160,964	1,091,560
Income	3,590,647	3,104,261
Expenses	3,213,198	2,730,690
Net income for the year	377,449	373,571
Credibanco S.A.
Disclosure of associates [line items]
Assets	443,908	431,534
Liabilities	165,954	180,505
Equity	277,954	251,029
Income	410,808	329,109
Expenses	377,354	293,021
Net income for the year	33,454	36,088
Redeban Multicolor S.A.
Disclosure of associates [line items]
Assets	9,622,497	2,101,985
Liabilities	9,405,167	1,918,782
Equity	217,330	183,203
Income	565,481	443,196
Expenses	534,150	423,438
Net income for the year	31,331	19,758
A.C.H Colombia S.A.
Disclosure of associates [line items]
Assets	999,582	342,153
Liabilities	870,224	232,328
Equity	129,358	109,825
Income	371,014	292,592
Expenses	251,664	184,168
Net income for the year	119,350	108,424
Aerocali S.A.
Disclosure of associates [line items]
Assets	125,470	92,950
Liabilities	54,456	44,172
Equity	71,014	48,778
Income	259,537	254,751
Expenses	207,302	209,945
Net income for the year	52,235	44,806
Colombiana de Extrusion S.A. - Extrucol
Disclosure of associates [line items]
Assets	115,757	112,151
Liabilities	67,478	63,795
Equity	48,279	48,356
Income	161,882	183,121
Expenses	146,334	167,562
Net income for the year	15,548	15,559
ADL Digital Lab S.A.S.
Disclosure of associates [line items]
Assets	89,275	71,577
Liabilities	37,050	35,602
Equity	52,225	35,975
Income	100,662	74,645
Expenses	84,412	63,492
Net income for the year	16,250	11,153
Servicios de Identidad Digital S.A.S.
Disclosure of associates [line items]
Assets	31,639	50,428
Liabilities	17,367	22,812
Equity	14,272	27,616
Income	145	857
Expenses	4,478	19,694
Net income for the year	(4,333)	(18,837)
Energia Eficiente S.A.
Disclosure of associates [line items]
Assets	112,296	124,797
Liabilities	91,629	100,424
Equity	20,667	24,373
Income	256,529	328,840
Expenses	256,235	325,794
Net income for the year	294	3,046
Metrex S.A.
Disclosure of associates [line items]
Assets	44,452	41,458
Liabilities	32,841	29,170
Equity	11,611	12,288
Income	67,163	80,944
Expenses	64,669	78,229
Net income for the year	$ 2,494	$ 2,715